Parametric
Dividend Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Aerospace & Defense — 1.0%
General Dynamics Corp.	2,298	$ 469,206
Lockheed Martin Corp.	1,295	574,993
		$ 1,044,199
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	5,518	$ 608,691
		$ 608,691
Automobile Components — 0.6%
Gentex Corp.	22,345	$ 586,780
		$ 586,780
Banks — 2.5%
Commerce Bancshares, Inc.	10,889	$ 522,128
CVB Financial Corp.	34,367	412,748
F.N.B. Corp.	45,724	502,507
Prosperity Bancshares, Inc.	10,367	592,785
United Bankshares, Inc.	17,682	520,204
		$ 2,550,372
Beverages — 2.2%
Brown-Forman Corp., Class B	9,341	$ 576,993
Coca-Cola Co. (The)	9,258	552,332
Keurig Dr Pepper, Inc.	16,780	522,194
PepsiCo, Inc.	3,154	575,132
		$ 2,226,651
Biotechnology — 1.6%
AbbVie, Inc.	3,878	$ 535,009
Amgen, Inc.	2,535	559,347
Gilead Sciences, Inc.	7,520	578,589
		$ 1,672,945
Building Products — 0.5%
A.O. Smith Corp.	8,362	$ 534,666
		$ 534,666
Capital Markets — 4.1%
Artisan Partners Asset Management, Inc., Class A	19,646	$ 628,672
CME Group, Inc.	3,241	579,329
Houlihan Lokey, Inc.	7,097	619,639
Janus Henderson Group PLC	23,654	621,627
Security	Shares	Value
Capital Markets (continued)
Moelis & Co., Class A	15,888	$ 601,679
SEI Investments Co.	9,330	527,891
T. Rowe Price Group, Inc.	5,550	594,738
		$ 4,173,575
Chemicals — 6.0%
Air Products and Chemicals, Inc.	2,204	$ 593,185
Celanese Corp.	5,757	598,843
Corteva, Inc.	10,286	550,198
Dow, Inc.	9,792	477,654
DuPont de Nemours, Inc.	8,671	582,604
Eastman Chemical Co.	7,391	569,772
Huntsman Corp.	23,129	549,314
International Flavors & Fragrances, Inc.	6,824	527,427
Linde PLC	1,666	589,198
LyondellBasell Industries NV, Class A	5,647	483,044
RPM International, Inc.	7,248	578,318
		$ 6,099,557
Communications Equipment — 1.1%
Cisco Systems, Inc.	11,908	$ 591,470
Juniper Networks, Inc.	17,991	546,387
		$ 1,137,857
Consumer Staples Distribution & Retail — 0.5%
Walgreens Boots Alliance, Inc.	17,684	$ 537,063
		$ 537,063
Containers & Packaging — 2.7%
Amcor PLC	55,347	$ 533,545
AptarGroup, Inc.	5,282	594,172
International Paper Co.	17,379	511,638
Packaging Corp. of America	4,452	552,182
Sonoco Products Co.	8,761	524,433
		$ 2,715,970
Distributors — 0.5%
Genuine Parts Co.	3,725	$ 554,764
		$ 554,764
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	32,098	$ 504,902
Verizon Communications, Inc.	15,840	564,379
		$ 1,069,281

Parametric
Dividend Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 6.7%
ALLETE, Inc.	9,561	$ 569,549
Alliant Energy Corp.	9,985	513,828
American Electric Power Co., Inc.	5,981	497,141
Avangrid, Inc.(1)	14,812	555,894
Duke Energy Corp.	6,369	568,688
Evergy, Inc.	10,003	578,673
IDACORP, Inc.	5,687	591,846
OGE Energy Corp.	16,451	580,391
Pinnacle West Capital Corp.	7,742	598,302
Portland General Electric Co.	12,716	619,651
PPL Corp.	19,283	505,215
Southern Co. (The)	8,784	612,684
		$ 6,791,862
Electrical Equipment — 1.8%
Eaton Corp. PLC	3,331	$ 585,923
Emerson Electric Co.	7,154	555,722
Hubbell, Inc.	2,467	696,829
		$ 1,838,474
Electronic Equipment, Instruments & Components — 0.6%
National Instruments Corp.	11,468	$ 662,850
		$ 662,850
Energy Equipment & Services — 1.0%
Baker Hughes Co.	18,749	$ 510,910
Helmerich & Payne, Inc.	16,606	512,794
		$ 1,023,704
Financial Services — 1.2%
Jack Henry & Associates, Inc.	3,993	$ 610,490
Western Union Co. (The)	51,457	586,095
		$ 1,196,585
Food Products — 4.0%
Archer-Daniels-Midland Co.	7,705	$ 544,359
General Mills, Inc.	7,207	606,541
Hormel Foods Corp.	13,889	531,254
Ingredion, Inc.	5,282	552,497
Kellogg Co.	9,187	613,416
Kraft Heinz Co. (The)	15,768	602,653
Mondelez International, Inc., Class A	8,803	646,228
		$ 4,096,948
Gas Utilities — 1.2%
Atmos Energy Corp.	5,386	$ 620,898
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	8,700	$ 561,759
		$ 1,182,657
Ground Transportation — 0.6%
Landstar System, Inc.	3,522	$ 617,688
		$ 617,688
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	6,181	$ 630,462
Becton, Dickinson and Co.	2,496	603,433
Medtronic PLC	7,789	644,618
Zimmer Biomet Holdings, Inc.	4,829	614,925
		$ 2,493,438
Health Care Providers & Services — 4.6%
AmerisourceBergen Corp.	3,448	$ 586,677
Cardinal Health, Inc.	8,126	668,770
Chemed Corp.	1,162	620,241
CVS Health Corp.	8,199	557,778
Patterson Cos., Inc.	22,455	588,096
Premier, Inc., Class A	18,437	460,925
Quest Diagnostics, Inc.	4,396	583,129
UnitedHealth Group, Inc.	1,248	608,076
		$ 4,673,692
Hotels, Restaurants & Leisure — 1.1%
Cracker Barrel Old Country Store, Inc.(1)	5,136	$ 503,431
Darden Restaurants, Inc.	3,980	630,909
		$ 1,134,340
Household Durables — 2.9%
Garmin, Ltd.	6,199	$ 639,427
Leggett & Platt, Inc.	19,770	602,590
MDC Holdings, Inc.	16,474	663,573
Newell Brands, Inc.	50,866	422,696
Whirlpool Corp.	4,774	617,230
		$ 2,945,516
Household Products — 2.3%
Church & Dwight Co., Inc.	7,078	$ 654,361
Colgate-Palmolive Co.	7,083	526,834
Kimberly-Clark Corp.	4,605	618,359
Procter & Gamble Co. (The)	3,580	510,150
		$ 2,309,704

Parametric
Dividend Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.1%
3M Co.	5,808	$ 541,944
Honeywell International, Inc.	3,276	627,682
		$ 1,169,626
Insurance — 4.5%
Assurant, Inc.	5,162	$ 619,388
Cincinnati Financial Corp.	5,549	535,478
Fidelity National Financial, Inc.	17,828	608,648
Hanover Insurance Group, Inc. (The)	4,780	532,779
Old Republic International Corp.	21,297	521,564
Principal Financial Group, Inc.	7,952	520,538
Prudential Financial, Inc.	7,490	589,388
Travelers Cos., Inc. (The)	3,584	606,556
		$ 4,534,339
IT Services — 2.4%
Accenture PLC, Class A	2,132	$ 652,221
Amdocs, Ltd.	5,535	521,231
Cognizant Technology Solutions Corp., Class A	10,309	644,209
International Business Machines Corp.	4,523	581,613
		$ 2,399,274
Leisure Products — 0.6%
Hasbro, Inc.	11,032	$ 654,749
		$ 654,749
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	4,015	$ 464,415
		$ 464,415
Machinery — 2.8%
Cummins, Inc.	2,686	$ 549,045
Donaldson Co., Inc.	9,493	555,625
Graco, Inc.	7,488	572,757
IDEX Corp.	2,787	555,059
Snap-on, Inc.	2,532	630,114
		$ 2,862,600
Media — 1.1%
Interpublic Group of Cos., Inc. (The)	16,063	$ 597,383
Omnicom Group, Inc.	6,286	554,362
		$ 1,151,745
Metals & Mining — 2.1%
Newmont Corp.	12,730	$ 516,201
Security	Shares	Value
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	2,398	$ 562,763
Royal Gold, Inc.	4,152	514,184
Southern Copper Corp.	7,832	522,943
		$ 2,116,091
Multi-Utilities — 3.3%
Consolidated Edison, Inc.	6,467	$ 603,371
Dominion Energy, Inc.	10,270	516,376
DTE Energy Co.	4,885	525,626
NorthWestern Corp.	10,667	603,645
Public Service Enterprise Group, Inc.	9,896	591,286
WEC Energy Group, Inc.	6,486	566,552
		$ 3,406,856
Oil, Gas & Consumable Fuels — 9.3%
Antero Midstream Corp.	59,460	$ 607,087
Chevron Corp.	3,769	567,687
ConocoPhillips	6,181	613,773
Coterra Energy, Inc.	23,630	549,398
Diamondback Energy, Inc.	4,596	584,381
DT Midstream, Inc.	12,542	570,159
Enviva, Inc.	20,340	178,585
EOG Resources, Inc.	5,395	578,830
Exxon Mobil Corp.	5,594	571,595
HF Sinclair Corp.	12,062	499,849
Kinder Morgan, Inc.	34,638	558,018
Marathon Petroleum Corp.	4,275	448,490
ONEOK, Inc.	8,681	491,866
Phillips 66	6,123	560,928
Pioneer Natural Resources Co.	3,029	604,104
Texas Pacific Land Corp.	336	438,043
Valero Energy Corp.	4,471	478,576
Williams Cos., Inc. (The)	19,999	573,171
		$ 9,474,540
Personal Care Products — 1.0%
Medifast, Inc.	5,706	$ 449,062
Nu Skin Enterprises, Inc., Class A	15,625	520,781
		$ 969,843
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	8,980	$ 578,671
Johnson & Johnson	3,480	539,609

Parametric
Dividend Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	5,784	$ 638,612
Pfizer, Inc.	15,167	576,649
		$ 2,333,541
Professional Services — 2.1%
Automatic Data Processing, Inc.	2,480	$ 518,295
ManpowerGroup, Inc.	7,173	503,330
Paychex, Inc.	5,396	566,202
Robert Half International, Inc.	7,856	510,797
		$ 2,098,624
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	3,094	$ 549,773
Intel Corp.	18,449	580,037
Texas Instruments, Inc.	3,181	553,112
		$ 1,682,922
Software — 1.3%
Dolby Laboratories, Inc., Class A	7,264	$ 599,498
Microsoft Corp.	2,141	703,083
		$ 1,302,581
Specialty Retail — 2.8%
Advance Auto Parts, Inc.	4,832	$ 352,205
American Eagle Outfitters, Inc.	45,373	461,443
Best Buy Co., Inc.	7,873	572,131
Buckle, Inc. (The)	16,846	517,341
Foot Locker, Inc.(1)	14,812	375,040
Home Depot, Inc. (The)	1,847	523,532
		$ 2,801,692
Textiles, Apparel & Luxury Goods — 1.9%
Carter's, Inc.(1)	8,709	$ 541,439
Hanesbrands, Inc.(1)	113,818	467,792
Kontoor Brands, Inc.	12,901	505,203
VF Corp.	25,769	443,742
		$ 1,958,176
Security	Shares	Value
Tobacco — 1.2%
Altria Group, Inc.	13,765	$ 611,441
Philip Morris International, Inc.	6,339	570,574
		$ 1,182,015
Trading Companies & Distributors — 1.8%
Fastenal Co.	10,111	$ 544,477
MSC Industrial Direct Co., Inc., Class A	7,422	667,386
Watsco, Inc.	1,977	641,280
		$ 1,853,143
Total Common Stocks (identified cost $96,379,349)		$100,896,601

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(2)	861,959	$ 861,959
Total Short-Term Investments (identified cost $861,959)		$ 861,959
Total Investments — 100.0% (identified cost $97,241,308)		$101,758,560
Other Assets, Less Liabilities — 0.0%(3)		$ 21,254
Net Assets — 100.0%		$101,779,814
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at May 31, 2023. The aggregate market value of securities on loan at May 31, 2023 was $2,418,981 and the total market value of the collateral received by the Fund was $2,538,765, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
(3)	Amount is less than 0.05%.

Parametric
Dividend Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2023.
Affiliated Investments
At May 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $861,959, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class (1)	$1,601,137	$6,762,114	$(7,501,292)	$ —	$ —	$861,959	$7,801	861,959
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$100,896,601*	$ —	$ —	$100,896,601
Short-Term Investments	861,959	—	—	861,959
Total Investments	$101,758,560	$ —	$ —	$101,758,560
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.